Fair value measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term deposits		¥ 26,361	$ 3,800
Long-term investments	2,510,280	2,118,461	$ 305,386
Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of non-financial assets	6,119
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	19,169	15,955
Term deposits	0
Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Variable-rate financial instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	190,590	833,480
Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Available-for-sale securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	¥ 77,060	¥ 0